Income Taxes (Summary Of Distributions Paid) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares
Common Shares, Ordinary income, Amount	$ 0.455000
Common Shares, Capital gain, Amount
Common Shares, Return of capital, Amount
Common Shares, Total, Amount	$ 0.455000
Common Shares, Ordinary income, Percent	100.00%
Common Shares, Capital gain, Percent
Common Shares, Return of capital, Percent
Common Shares, Total, Percent	100.00%
Series C Preferred Stock [Member]
Preferred Shares, Ordinary income, Amount	$ 1.649124
Preferred Shares, Capital gain, Amount
Preferred Shares, Return of capital, Amount
Preferred Shares, Total, Amount	$ 1.649124
Preferred Shares, Ordinary income, Percent	100.00%
Preferred Shares, Capital gain, Percent
Preferred Shares, Return of capital, Percent
Preferred Shares, Total, Percent	100.00%
Series D Preferred Stock [Member]
Preferred Shares, Ordinary income, Amount	$ 0.494792
Preferred Shares, Capital gain, Amount
Preferred Shares, Return of capital, Amount
Preferred Shares, Total, Amount	$ 0.494792
Preferred Shares, Ordinary income, Percent	100.00%
Preferred Shares, Capital gain, Percent
Preferred Shares, Return of capital, Percent
Preferred Shares, Total, Percent	100.00%